UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
China — 18.1%
Containers & Packaging — 6.1%
AMVIG Holdings, Ltd.	3,632,000	$1,634,876
Youyuan International Holdings, Ltd.	9,118,000	1,936,351

		$3,571,227

Electronic Equipment, Instruments & Components — 3.4%
China High Precision Automation Group, Ltd.	3,338,000	$1,154,735
Kingboard Laminates Holdings, Ltd.	2,281,500	832,938

		$1,987,673

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	544,000	$1,034,334

		$1,034,334

Household Products — 2.3%
Vinda International Holdings, Ltd.	820,000	$1,337,028

		$1,337,028

Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	1,033,000	$1,017,140

		$1,017,140

Real Estate Management & Development — 2.8%
Perennial China Retail Trust	1,966,000	$692,194
SOHO China, Ltd.	1,360,500	924,395

		$1,616,589

Total China (identified cost $13,106,153)		$10,563,991

Hong Kong — 9.0%

Security	Shares	Value
Commercial Banks — 1.1%
Dah Sing Financial Holdings Ltd.	220,000	$642,898

		$642,898

Diversified Financial Services — 2.3%
First Pacific Co., Ltd.	632,000	$652,420
Public Financial Holdings, Ltd.	1,852,000	693,250

		$1,345,670

Security	Shares	Value
Food Products — 1.6%
Biostime International Holdings, Ltd.	385,000	$965,940

		$965,940

Multiline Retail — 0.8%
AEON Stores (Hong Kong) Co., Ltd.	151,500	$469,649

		$469,649

Real Estate Management & Development — 1.2%
Hang Lung Properties, Ltd.	227,000	$722,226

		$722,226

Textiles, Apparel & Luxury Goods — 2.0%
Stella International Holdings, Ltd.	449,500	$1,142,302

		$1,142,302

Total Hong Kong (identified cost $5,250,204)		$5,288,685

India — 8.5%

Security	Shares	Value
Commercial Banks — 1.8%
Allahabad Bank, Ltd.	459,094	$1,060,119

		$1,060,119

Household Products — 2.4%
Jyothy Laboratories, Ltd.	361,312	$1,406,195

		$1,406,195

Personal Products — 2.6%
Godrej Consumer Products, Ltd.	148,220	$1,483,790

		$1,483,790

Pharmaceuticals — 1.7%
Aurobindo Pharma, Ltd.	512,370	$998,375

		$998,375

Total India (identified cost $7,894,833)		$4,948,479

Indonesia — 6.4%

Security	Shares	Value
Commercial Banks — 2.0%
Bank Bukopin Tbk PT	17,529,000	$1,190,580

		$1,190,580

Security	Shares	Value
Consumer Finance — 1.2%
Clipan Finance Indonesia Tbk PT	16,725,500	$682,674

		$682,674

Food Products — 1.7%
Mayora Indah Tbk PT	437,000	$980,778

		$980,778

Oil, Gas & Consumable Fuels — 1.5%
Sakari Resources, Ltd.	797,000	$887,145

		$887,145

Total Indonesia (identified cost $3,982,745)		$3,741,177

Malaysia — 10.3%

Security	Shares	Value
Construction & Engineering — 3.6%
Mudajaya Group Bhd	2,413,366	$2,124,898

		$2,124,898

Multiline Retail — 3.9%
Aeon Co. (M) Bhd	750,600	$2,284,615

		$2,284,615

Specialty Retail — 2.8%
Padini Holdings Bhd	2,895,600	$1,622,678

		$1,622,678

Total Malaysia (identified cost $5,116,482)		$6,032,191

Philippines — 2.6%

Security	Shares	Value
Independent Power Producers & Energy Traders — 2.6%
Energy Development Corp.	11,057,300	$1,522,769

		$1,522,769

Total Philippines (identified cost $1,435,203)		$1,522,769

Singapore — 21.6%

Security	Shares	Value
Air Freight & Logistics — 1.3%
Singapore Post, Ltd.	956,000	$755,968

		$755,968

Security	Shares	Value
Construction & Engineering — 0.6%
PEC, Ltd.	827,000	$367,293

		$367,293

Consumer Finance — 1.7%
Hong Leong Finance, Ltd.	559,000	$974,764

		$974,764

Food & Staples Retailing — 2.0%
Olam International, Ltd.	903,000	$1,159,577

		$1,159,577

Food Products — 3.1%
Super Group, Ltd.	1,185,000	$1,819,881

		$1,819,881

IT Services — 1.3%
CSE Global, Ltd.	1,239,000	$784,902

		$784,902

Multiline Retail — 3.1%
Parkson Retail Asia, Ltd.(1)	1,703,000	$1,806,796

		$1,806,796

Real Estate Investment Trusts (REITs) — 3.4%
CDL Hospitality Trusts	1,407,000	$2,001,266

		$2,001,266

Specialty Retail — 3.8%
OSIM International, Ltd.	2,402,000	$2,234,719

		$2,234,719

Wireless Telecommunication Services — 1.3%
StarHub, Ltd.	295,000	$740,338

		$740,338

Total Singapore (identified cost $12,944,526)		$12,645,504

South Korea — 2.7%

Security	Shares	Value
Commercial Banks — 1.4%
BS Financial Group, Inc.	81,110	$795,519

		$795,519

Security	Shares	Value
Internet & Catalog Retail — 1.3%
CJ O Shopping Co., Ltd.	5,031	$790,634

		$790,634

Total South Korea (identified cost $1,842,214)		$1,586,153

Taiwan — 12.3%

Security	Shares	Value
Computers & Peripherals — 2.2%
Simplo Technology Co., Ltd.	181,000	$1,293,642

		$1,293,642

Health Care Equipment & Supplies — 5.7%
Pacific Hospital Supply Co., Ltd.	550,000	$1,632,578
St. Shine Optical Co., Ltd.	155,000	1,685,461

		$3,318,039

Leisure Equipment & Products — 1.3%
Giant Manufacturing Co., Ltd.	163,000	$766,091

		$766,091

Semiconductors & Semiconductor Equipment — 3.1%
Radiant Opto-Electronics Corp.	398,240	$1,790,754

		$1,790,754

Total Taiwan (identified cost $6,556,527)		$7,168,526

Thailand — 7.5%

Security	Shares	Value
Insurance — 2.6%
Bangkok Life Assurance PCL(2)	431,500	$633,112
Bangkok Life Assurance PCL NVDR	53,300	78,203
Thai Reinsurance PCL(2)	6,878,200	781,598

		$1,492,913

Media — 0.5%
Major Cineplex Group PCL(2)	502,300	$304,711

		$304,711

Real Estate Management & Development — 4.4%
Pruksa Real Estate PCL(2)	2,670,200	$1,154,538

Security	Shares	Value
Ticon Industrial Connection PCL(2)	3,464,600	$1,415,788

		$2,570,326

Total Thailand (identified cost $4,016,296)		$4,367,950

Total Common Stocks — 99.0% (identified cost $62,145,183)		$57,865,425

Short-Term Investments — 1.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/12	$772	$771,708

Total Short-Term Investments (identified cost $771,708)		$771,708

Total Investments — 100.3% (identified cost $62,916,891)		$58,637,133

Other Assets, Less Liabilities — (0.3)%		$(173,143)

Net Assets — 100.0%		$58,463,990

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,914,353

Gross unrealized appreciation	$5,230,592
Gross unrealized depreciation	(10,507,812)

Net unrealized depreciation	$(5,277,220)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
China	$1,154,735	$9,409,256		$—	$10,563,991
Hong Kong	—	5,288,685		—	5,288,685
India	—	4,948,479		—	4,948,479
Indonesia	—	3,741,177		—	3,741,177
Malaysia	—	6,032,191		—	6,032,191
Philippines	—	1,522,769		—	1,522,769
Singapore	—	12,645,504		—	12,645,504
South Korea	—	1,586,153		—	1,586,153
Taiwan	—	7,168,526		—	7,168,526
Thailand	304,711	4,063,239		—	4,367,950
Total Common Stocks	$1,459,446	$56,405,979	*	$—	$57,865,425
Short-Term Investments	$—	$771,708		$—	$771,708
Total Investments	$1,459,446	$57,177,687		$—	$58,637,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, an investment having a value of $1,947,219 at February 29, 2012 was transferred from Level 1 to Level 2 during the three months then ended. The change in the level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Portfolio’s fair valuation pricing service.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012